Capital assets - Change in Vermilion's capital assets (Details) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Capital assets [Line Items]
Balance at January 1		$ 4,882,509
Dispositions			$ (25,862)
Changes in asset retirement obligations			(980)
Balance at December 31	$ 4,882,509	5,018,461	4,882,509
Property, plant and equipment	4,882,509	5,018,461	4,882,509
Cost
Disclosure of Capital assets [Line Items]
Balance at January 1		12,966,256
Balance at December 31	12,966,256	13,760,503	12,966,256
Property, plant and equipment	12,966,256	13,760,503	12,966,256
Accumulated depletion, depreciation, and impairment
Disclosure of Capital assets [Line Items]
Balance at January 1		(8,083,747)
Balance at December 31	(8,083,747)	(8,742,042)	(8,083,747)
Property, plant and equipment	(8,083,747)	(8,742,042)	(8,083,747)
Capital assets
Disclosure of Capital assets [Line Items]
Balance at January 1		4,882,509	5,691,522
Acquisitions		12,728	836,295
Dispositions			(676,471)
Additions		586,962	569,110
Increase in right-of-use assets		38,290	3,103
Lease purchase		78,832
Transfers from exploration and evaluation assets		14,110	40,521
Impairment expense	(1,000,000)		(1,016,094)
Depletion and depreciation		(673,475)	(699,343)
Changes in asset retirement obligations		27,906	138,239
Foreign exchange		50,599	(4,373)
Balance at December 31	4,882,509	5,018,461	4,882,509
Property, plant and equipment	$ 4,882,509	$ 5,018,461	$ 4,882,509